Fair Value of Financial Instruments - Fair Value of Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Related party loan-held for sale (net)		$ 0
Short-term investments	$ 0	43,125
Investments in equity securities	330	1,838
Total assets	330	44,963
Level 1 - Quoted Prices in Active Markets for Identical Assets
Assets:
Related party loan-held for sale (net)		0
Short-term investments	0	43,125
Investments in equity securities	319	0
Total assets	319	43,125
Level 2 - Significant Other Observable Inputs
Assets:
Related party loan-held for sale (net)		0
Short-term investments	0	0
Investments in equity securities	0	0
Total assets	0	0
Level 3 - Significant Unobservable Inputs
Assets:
Related party loan-held for sale (net)		0
Short-term investments	0	0
Investments in equity securities	11	1,838
Total assets	$ 11	$ 1,838